SEGMENT REPORTING	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

3. SEGMENT REPORTING

The Company’s principal business is described in Note 1. The Company has determined that it operates in a single operating and reportable segment. The Company’s Chief Financial Officer is designated as the chief operating decision maker (“CODM”). The CODM manages operations and reviews the financial information as a single operating segment at the entity level for the purposes of allocating resources and evaluating its financial performance.